UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100
San Francisco, CA 94104
 (Address of principal executive offices) (Zip code)

Teresa Axelson
44 Montgomery Street, Suite 2100
San Francisco, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988.

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report

June 30, 2013

Shelton Greater China Fund

Table of Contents	June 30, 2013

About Your Fund's Expenses	1
Top Holdings and Sector Breakdown	1
Portfolio of Investments	2
Statement of Assets & Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Additional Information	10
Information Concerning Trustees and Officers	11
Board Approval of the Investment Advisory Agreements	12

About Your Fund’s Expenses (Unaudited)	June 30, 2013

The Fund’s adviser, Shelton Capital Managment (“Shelton Capital”), believes it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund. The Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the oncoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to the June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the onging costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund does not charge any sales charges. There is a redemption fee of 2% for shares of the Fund purchased that are held 90 days or less from the date of purchase.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value January 1, 2013 (in U.S. Dollars)	Ending Account Value June 30, 2013 (in U.S. Dollars)	Expenses Paid During Period* (in U.S. Dollars)
Actual	$1,000	$937	$11.41
Hypothetical (5% return before expenses)	$1,000	$1,013	$11.86

*
Expenses are equal to the Fund’s net annual expense ratio of 2.38% (starting May 1, 2013 and ending June 1, 2014, Shelton Capital contractually reimburses expenses to the extent total annual fund operating expenses with the exception of extrordinary expenses exceed 1.75%), multiplied by the average account value over the period, multipled by 181 days divided by 365 days to reflect the one-half year period.

Top Holdings and Sector Breakdowns (Unaudited)	June 30, 2013

Security		Market Value (in U.S. Dollars)	Percentage of Total Investment
1	TWD Semiconductor	$652,882	5.8%
2	China State Const.	579,388	5.1%
3	CHIPBOND Tech. Corp.	571,402	5.1%
4	China Construction H Shares	523,090	4.6%
5	Ind & Comm Bk China H Shares	512,577	4.5%
6	China Mobile HK Ltd	437,581	3.9%
7	Tencent Holdings Ltd	435,353	3.9%
8	The Link REIT	418,093	3.7%
9	Bank of China Ltd. H Shares	414,993	3.7%
10	Sun Hung Kai Ppty Lt	387,182	3.4%

Shelton Greater China Fund Portfolio of Investments (Unaudited) June 30, 2013

Security Description	Shares	Value (Note 2)
Common Stock (97.50%)

Basic Materials (1.67%)
Chemicals (0.63%)
Kingboard Chemical	15,000	$30,905
Sinopec Shanghai H Shares	124,000	41,568
		72,473

Forest Products & Paper (0.78%)
Lee & Man Paper Mfg	39,000	23,231
Nine Dragons Paper	105,000	68,231
		91,462

Mining (0.18%)
Zijin Mining Group	116,000	20,490

Telecommunications (0.08%)
Angang New Steel Co*	18,000	8,842

Total Basic Materials		193,267

Communications (10.50%)
Internet (3.77%)
Tencent Holdings Ltd	11,100	435,353

Telecommunications (6.73%)
China Mobile HK Ltd	41,900	437,581
Chunghwa Telecom Co	100,000	340,329
		777,910

Total Communications		1,213,263

Consumer, Cyclical (6.61%)
Auto Manufacturers (1.21%)
Great Wall Motor Com H Shares	32,500	140,165

Home Furnishings (0.91%)
Haier Elect Group Co	66,000	105,177

Lodging (2.86%)
Formosa Intl Hotels	8,000	94,224
Sands China Ltd	50,000	235,623
		329,847

Retail (1.63%)
Intime Dept. Store	41,000	40,017
Sa Sa International Holdings Ltd	150,000	148,916
		188,933

Total Consumer, Cyclical		764,122

Consumer, Non-Cyclical (3.91%)
Food (3.27%)
Uni-President Enterprises	49,100	95,674
Want Want China	200,000	281,587
		377,261

Pharmaceuticals (0.64%)
Sinopharm Medicine	13,500	33,906
TTY Biopharm Co Ltd	12,000	40,439
		74,345

Total Consumer, Non-Cyclical		451,606

Diversified (0.29%)
Holding Companies-Divers (0.29%)
Wharf Holdings Ltd	4,000	$33,625

Total Diversified		33,625

Energy (5.20%)
Coal (0.67%)
China Shenhua Energy H Shares	20,500	52,333
Fushan International	64,000	24,837
		77,170

Energy Alt. Sources (0.76%)
China Longyuan Power H Shares	52,000	53,904
GCL Energy Holdings	156,000	33,589
		87,493

Oil & Gas (3.77%)
China Petro. & Chem H Shares	130,000	91,516
CNOOC Ltd	137,000	232,453
PetroCHI Co Ltd H Shares	106,000	112,751
		436,720

Total Energy		601,383

Financial (37.33%)
Banks (16.18%)
Bank of China Ltd H Shares	1,009,000	414,993
BOC Hong Kong Ltd	70,000	215,251
China Construction H Shares	739,000	523,089
Chongqing Rural Com H Shares	67,000	28,420
CNY Minsheng Banking H Share	27,500	26,911
Hang Seng Bank Ltd	10,000	147,885
Ind & Comm Bk China H Shares	813,000	512,576
		1,869,127

Diversified Financial Services (3.55%)
China Everbright Ltd	20,000	26,354
Fubon Financial Hldg	167,713	228,590
Hong Kong Exchanges	10,000	150,979
Mega Financial Hldg	6,000	4,554
		410,477

Insurance (3.14%)
AIA Group Ltd	50,000	211,770
China Life Ins Co H Shares	50,000	118,617
PICC Ppty & Casualty	28,860	32,558
		362,945

Real Estate (14.46%)
Cheung Kong Holdings	25,000	339,090
China Overseas	80,000	209,901
China Resources Land Limited	14,000	38,267
Hysan Development Co	40,000	173,542
Kerry Properties Ltd	15,000	58,793
New World Developmnt	23,000	31,849
Sino-Ocean Land Hold	27,500	14,927
Sun Hung Kai Ppty Ltd	30,000	387,182
The Link REIT	85,000	418,092
		1,671,644

Total Financial		4,314,193

See accompanying notes to financial statements.

Shelton Greater China Fund Portfolio of Investments (Unaudited) (Continued) June 30, 2013

Security Description	Shares	Value (Note 2)
Industrial (9.01%)
Building Materials (0.14%)
BBMG Corporation H Shares	14,500	$8,918
China Natl Building	8,000	7,169
		16,087

Electrical Component & Equipment (0.52%)
Tianneng Power Intl	150,000	60,147

Electronics (0.33%)
Hon Hai Precision	15,638	38,611

Engineering & Construction (5.02%)
China State Construction	372,000	579,388

Environmental Control (2.75%)
China Everbright International Ltd	411,200	318,100

Miscellaneous Manuf. (0.25%)
Fosun International	39,000	28,611

Total Industrial		1,040,944

Technology (15.63%)
Computers (2.52%)
Asustek Computer Inc	30,000	258,250
Lenovo Group Ltd	36,000	32,630
		290,880

Semiconductors (13.11%)
CHIPBOND Tech Corp	233,000	571,402
MediaTek Inc	25,000	290,698
TWD Semiconductor	176,284	652,882
		1,514,982

Total Technology		1,805,862

Utilities (7.35%)
Electric (5.95%)
China Resources Pwr	142,000	338,337
Huaneng Power Intl	92,000	91,098
Power Assets Hld Ltd	30,000	258,766
		688,201

Gas (1.40%)
HK & China Gas Co	66,000	161,340

Total Utilities		849,541

Total Common Stock (Cost $9,909,177)		11,267,803

Rights (0.00%)
Financial (0.00%)
New World Development Entitlement Rights*	288	—

Total Rights and Warrants (Cost $0)		—

Total Investments (Cost $9,909,177) (a) (97.50%)		11,267,803
Other Net Assets (2.50%)		289,169
Net Assets (100.00%)		$11,556,972

*	Non-income producing security.

(a)	Tax cost and unrealized appreciation are only calculated as of fiscal year end. Net unrealized appreciation as of December 31, 2012 was $1,613,618.

See accompanying notes to financial statements.

Shelton Greater China Fund Statement of Assets and Liabilities (Unaudited) June 30, 2013

Assets
Investments in securities, at value (Notes 2)
Common stock (cost $9,909,177)	$11,267,803
Rights and warrants (Cost $0)(a)	0
Total investment in securities at value (cost $9,909,177)	11,267,803

Cash	(11,379)
Foreign cash (cost $195,872)	195,641
Dividend receivable	124,749
Prepaid expenses	18,207
Receivable from investment advisor	278
Total assets	$11,595,299

Liabilities
Payable for fund shares repurchased	37,352
Accrued administration fees (Note 3)	975
Total liabilities	$38,327

Net assets	$11,556,972

Net assets consist of
Paid-in capital	27,251,015
Accumulated net investment income	365,662
Accumulated net realized loss	(17,418,203)
Unrealized net appreciation of investments and foreign currency	1,358,498
Net assets	$11,556,972

Shares outstanding ($0.001 per share par value, unlimited shares authorized)	1,731,983

Net asset value per share	$6.67

(a)	288 shares of New World Development Entitlement Rights

See accompanying notes to financial statements.

Shelton Greater China Fund Statement of Operations (Unaudited) For the Six Months Ended June 30, 2013

Investment income
Dividend income (net of foreign tax $14,255) (Note 1c, 1e)	$218,020
Interest Income	21
Total investment income	218,041

Expenses
Management fees (Note 3)	90,561
Legal, audit, and compliance fees (Note 3)	36,255
Custodian fees (Note 4)	24,979
Accounting services (Note 5)	16,352
Transfer agent fees (Note 5)	11,871
Administration fees (Note 3)	7,245
Printing	7,015
Registration	4,268
Trustees fees	1,283
Insurance	366
Total expenses	200,195
Less reimbursement from manager (Note 3)	(6,420)
Net expenses	193,775
Net investment income	24,266

Realized and unrealized gain (loss) on investments and foreign currencies (Note 1f)
Net realized gain on investments and foreign currency transactions	425,443
Change in unrealized depreciation on investments and foreign currency transactions	(1,215,794)
Net realized and unrealized loss on investments and foreign currencies	(790,351)

Net decrease in net assets resulting from operations	$(766,085)

See accompanying notes to financial statements.

Shelton Greater China Fund Statements of Changes in Net Assets For the Six Months Ended June 30, 2013 and the Year Ended December 31, 2012

	Six Months Ended June 30, 2013 (Unaudited)			Year Ended December 31, 2012
Operations
Net investment income		$24,266			$304,935
Net realized gain (loss) on investments and foreign currency transactions		425,443			(475,905)
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions		(1,215,794)			4,864,023
Net increase (decrease) in net assets resulting from operations		(766,085)			4,693,053

Capital share transactions
Decrease in net assets resulting from capital share transactions		(5,047,153)			(37,082,347)
Total capital share transactions		(5,047,153)			(37,082,347)
Net decrease in net assets		(5,813,238)			(32,389,294)

Net assets
Beginning of period		17,370,210			49,759,504
End of period		$11,556,972			$17,370,210
Including undistributed net investment income (loss) of:		$365,662			$(341,396)

Transactions in the Fund’s shares	Shares	Value		Shares	Value
Shares sold	36,807	$263,054		226,671	$1,430,639
Shares repurchased	(744,893)	(5,310,207	)(b)	(6,001,548)	(38,512,986	)(a)
Net increase (decrease)	(708,086)	$(5,047,153)		(5,774,877)	$(37,082,347)

(a)	Net of redemption fees of $180,688

(b)	Net of redemption fees of $4

See accompanying notes to financial statements.

Shelton Greater China Fund Financial Highlights For a Share Outstanding Throughout Each Period

	Six Months Ended June 30, 2013		Year Ended December 31
	(Unaudited)		2012		2011		2010	2009	2008
Net asset value, beginning of period	$7.12		$6.06		$8.05		$7.18	$3.81	$8.02
Income from investment operations:
Net investment income (loss) (a)	0.01		0.08		(0.14)		(0.04)	(0.03)	0.15
Net gain (loss) on securities and translation of foreign currencies (both realized and unrealized)	(0.46)		0.98		(1.88)		0.90	3.39	(4.37)
Total from investment operations	(0.45)		1.06		(2.02)		0.86	3.36	(4.22)

Capital stock transactions:
Share tender offer/repurchase (a)	—		—		0.01		0.01	0.01	0.01
Paid in capital from redemption fee (a)	—	(b)	—	(b)	0.02		—	—	—
Total from capital stock transactions	—		—		0.03		0.01	0.01	0.01

Net asset value, end of period	$6.67		$7.12		$6.06		$8.05	$7.18	$3.81

Total investment return:
Based on net asset value	(6.32	)%(f)	17.49%		(24.72	)%(d)	12.12%	88.45%	(52.49)%
Based on market price	N/A		N/A		N/A		19.50%	80.18%	(51.18)%

Ratios and supplemental data
Net assets, end of period (in 000's)	$11,557		$17,370		$49,760		$85,630	$84,592	$49,720
Ratio of expenses to average net assets
Before expense reimbursement	2.76	%(g)	2.17%		3.33	%(c)	3.15%	2.80%	2.37%
After expense reimbursement	2.67	%(g)	1.72%		3.33	%(c)	3.15%	2.80%	2.37%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement	0.25	%(g)	0.71%		(1.88)%		(0.61)%	(0.64)%	2.29%
After expense reimbursement	0.33	%(g)	1.16%		(1.88)%		(0.61)%	(0.64)%	2.29%
Portfolio turnover	6	%(f)	81	%(e)	206	%(e)	5%	11%	22%

(a)	Calculated based upon average shares outstanding.

(b)	Less than $0.01 per share.

(c)	Ratio of extraordinary expenses to average net assets is 0.80%. Ratio of expenses to average net assets excluding impact of extraordinary fees is 2.53%.

(d)
2011 total investment return, calculated based upon the Fund’s operations as a closed-end fund for the period of January 1, 2011 to October 9, 2011 (investment return of (22.89%)) and upon the Fund’s operations as an open-end fund for the period of October 10, 2011 to December 31, 2011 (investment return of (2.10%)), would be (20.26%).

(e)
Effective June 13, 2011, the Fund expanded its primary geographic scope from the Republic of China (“Taiwan”) to the Greater China regions (this includes: Taiwan, Hong Kong, Singapore and the People’s Republic of China) and has subsequently increased trading in the Greater China region. Porfolio turnover is high during the transition period and is not an indicator of future turnover rate.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited)	June 30, 2013

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shelton Greater China Fund (the “Fund” or the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund, formerly the Taiwan Greater China Fund, is a Massachusetts business trust formed in July 1988 and was previously registered with the U.S. Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company. The Trust commenced operations in May 1989 as the R.O.C. Taiwan Fund. The R.O.C. Taiwan Fund changed its name to the Taiwan Greater China Fund on December 29, 2003 and the change became effective on the New York Stock Exchange on January 2, 2004.

As previously required by the Trust’s Declaration of Trust, if the Trust’s shares trade on the market at an average discount to net asset value per share (“NAV”) of more than 10% in any consecutive 12-week period, the Trust must submit to the shareholders for a vote at its next annual meeting a binding resolution that the Trust be converted from a closed-end to an open-end investment company. The affirmative vote of a majority of the Trust’s outstanding shares is required to approve such a conversion. Because the Trust’s shares traded at an average discount to NAV of more than 10% for the 12-week period ended December 4, 2009, the Trust’s shareholders were asked to consider the conversion of the Trust to an open-end investment company at the Trust’s 2010 Annual Meeting of Shareholders (the “2010 Annual Meeting”).

On May 27, 2011, shareholders of the Taiwan Greater China Fund voted to approve Shelton Capital Management (“Shelton Capital” or the “Adviser”), an institutional investment management firm based in San Francisco and Nikko Asset Management Co., Ltd. (“NAM Tokyo”), an investment management company headquartered in Tokyo, as the Trust’s investment adviser and sub-adviser, respectively. Shareholders also voted to approve the Fund’s conversion from a closed-end investment company to an open-end investment company in 2011. Shelton Capital became the Fund’s investment adviser on June 12, 2011. Shareholders also voted to approve an amendment to the investment objective and an investment policy of the Trust to expand the primary geographic scope of the Trust’s investments from the Republic of China to the Greater China region. As a result, the Taiwan Greater China Fund changed its name to the Shelton Greater China Fund, effective as of June 13, 2011.

As a result of the shareholders’ approval to convert the Fund from a closed-end investment company to an open-end investment company, on August 4, 2011, the Trust filed a Registration Statement on Form N-1A in connection with registering its shares for a continuous offering as an open-end fund. On October 10, 2011, Shelton Greater China Fund converted from a closed-end investment company to an open-end investment company, and as of December 31, 2011 began using US dollars as the functional currency. Prior to this, the Fund used New Taiwan dollars as the functional currency.

(a) Basis of Presentation — The accompanying financial statements of the Trust have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

(b) Federal Income Taxes — No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatments applicable to regulated investment companies under the Internal Revenue Code and to distribute all of its taxable income to shareholders.

The Trust had $16,882,968 of capital loss carryforward as of December 31, 2012. The capital loss carryforward may be used to offset future capital gains generated by the Trust, and if unused, $3,691,414 of such loss will expire on December 31, 2013 and $10,930,578 of such loss will expire on December 31, 2017. Capital loss carryforward of $2,260,976 retains its original character as short term and has no expiration date.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Temporary book to tax differences are primarily due to differing treatments for certain foreign currency losses and the tax deferral of losses on wash sales. For the year ended December 31, 2012, permanent differences resulting from different book and tax accounting for net operating losses, differing treatments of the Trust’s gains from the disposition of passive foreign investment company shares and foreign currency losses were reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

Decrease of paid-in capital	$(40,494,388)
Increase of undistributed net investment income	2,138,246
Increase of accumulated (loss)	(2,138,246)
Cumulative translation adjustment	40,494,388

As of December 31, 2012, the components of distributable earnings and accumulated gains/losses on a tax basis were as follows:

Undistributed net investment income	$341,396
Accumulated losses	(16,882,968)
Unrealized appreciation	1,613,614
Total accumulated earnings (losses)	$(14,927,958)

(c) Foreign Taxes — The Republic of China levies a tax at the rate of 20% on cash dividends and interest and 20% based on par value of stock dividends received by the Trust on investments in the Republic of China securities. The People’s Republic of China levies a tax at the rate of 10% on cash dividends and interest. A securities transaction tax of 0.3% of the fair value of stocks sold or transferred in Republic of China securities is levied.

(d) Accounting for Uncertainty in Income Taxes — The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009- 2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(e) Security Transactions, Investment Income, Income and Distributions to Shareholders — Security transactions are recorded on the date the transactions are entered into (the trade date). Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis as it is earned. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. For the period ended June 30, 2013, there were no distributions made to shareholders.

(f) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(g) Concentration — The Trust concentrates its investments in publicly traded equities issued by corporations located in China, Hong Kong, Taiwan, or Singapore. The portfolio involves considerations not typically associated with investing in U.S. securities. In addition, the Trust is more susceptible to factors adversely affecting the economies of those countries than a fund not concentrated in these issuers to the same extent.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2013

Since the Trust’s investment securities are primarily denominated in New Taiwan Dollars (“NT$”) and Hong Kong Dollars (“HKD”), changes in the relationships of the NT$ and the HKD to the USD may also significantly affect the value of the investments and the earnings of the Trust.

(h) Use of Estimates in Financial Statements — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements, financial highlights and accompanying notes. Actual results may differ from those estimates.

(i) Balance Sheet — In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

NOTE 2 – SECURITY VALUATION

Common stocks represent securities that are traded on the Taiwan Stock Exchange or the Taiwan over-the-counter market or Hong Kong Stock Exchange. Securities traded on a principal securities exchange are valued at the closing price on such exchange. Short-term investments are valued at NAV or at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are, or if a development/event occurs that may significantly impact the value of a security may be, fair-valued in good faith pursuant to procedures established by the Board of Trustees.

Fair Value Measurements — The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Trust’s securities at June 30, 2013 using the fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Investments, in securities
Common stocks (b)	$11,267,803	$—	$—	$11,267,803
Total investments in securities	$11,267,803	$—	$—	$11,267,803

(a)	There were transfers in or out of Level 1 and Level 2 and no transfers in or out of Level 3 during the period ended June 30, 2013.

(b)	For a detailed breakout of common stocks by major industry classification, please refer to the Portfolio of Investments.

Significant transfers into and out of each level of the fair value hierarchy for assets measured at fair value for the period ended June 30, 2013 are as follows:

	Transfers into Level 1	Transfers (out) of Level 1	Transfers into Level 2	Transfers (out) of Level 2
Investments in securities
Common stocks (c)	$10,581,360	$—	$—	$(10,581,360)
Total investments in securities	$10,581,360	$—	$—	$(10,581,360)

(c)	Transfers were made back to Level 1 from Level 2 when the change in the S&P closing price was within the pre-determined threshold established by the Advisor.

NOTE 3 – INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an advisory agreement with Shelton Capital on June 12, 2011. Pursuant to its advisory agreement with the Trust, Shelton Capital is responsible for supervising investments of the Trust, and makes available all services needed for the management, administration and operation of the Trust. The Trust pays Shelton Capital a fee at the per annum rate of 1.25% of the NAV of the Trust’s assets.

The Adviser has voluntarily agreed to reimburse expenses incurred by the Trust to the extent that total annual operating expenses (excluding extraordinary expenses) exceed 1.98% of the average net assets of the Trust from May 1, 2013 to June 1, 2014. Any such reimbursement is subject to the review and approval of the Trust’s Board of Trustees. Reimbursement from the Adviser for the period ended June 30, 2013 is $19,082.

Effective October 10, 2011, Shelton Capital provides administrative services for the Trust. As compensation for administrative duties not covered by the advisory agreement, Shelton Capital received an administration fee based on asset held by the Trust at rate of 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on assets over $1 billion.

Certain officers and trustees of the Trust are also affiliated with Shelton Capital. Teresa K. Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust and Shelton Capital was reimbursed by the Trust for this portion of her salary.

NOTE 4 – CUSTODIAN FEE

Brown Brothers Harriman & Co. (“BBH”) has provided custodian services for the Trust since October 2004. There is a monthly minimum fee charge of $4,167.

NOTE 5 – TRANSFER AGENT FEES AND ACCOUNTING SERVICES EXPENSE

ALPS Fund Services Inc. provides fund accounting and transfer agency services for the Trust effective October 10, 2011.

NOTE 6 – INVESTMENTS IN SECURITIES

For the period ended June 30, 2013, aggregate purchases and sales of securities, excluding short-term investments, were $894,981 and $5,948,203 respectively.

Shelton Greater China Fund	Notes to Financial Statements (Unaudited) (Continued)	June 30, 2013

NOTE 7 – OTHER ANNOUNCEMENT

Effective July 19, 2013 Brown Brothers and Harriman resigned as custodian of the Fund and U.S. Bank assumed the role of custodian.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the Financial Statements were issued.

Shelton Greater China Fund	Additional Information (Unaudited)	June 30, 2013

Proxy Voting Policy

The Trust’s policy with regard to voting stocks held in its portfolio is to vote in accordance with the recommendations of Glass, Lewis & Co., unless the Trust’s portfolio manager recommends to the contrary, in which event the decision as to how to vote will be made by the Board. A more detailed description of those policies is available on the SEC’s website at www.sec.gov. In addition, information regarding how the Trust voted proxies relating to its portfolio securities during the 12-month period ended June 30, 2013 is available on the SEC’s website.

Portfolio Holdings

The Fund holdings shown in this report are as of June 30, 2013. Holdings are subject to change at any time, so holdings shown in the report may not reflect current Fund holdings. The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1(800) SEC-0330.

Portfolio holdings will be made available by the Fund’s administrator as of the month end, calendar quarter end, and fiscal quarter end by releasing the information to rating agencies. Shareholders may contact the Fund at (800) 955-9988 for a copy of this report.

Information Concerning Trustees and Officers (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Other Positions with Affiliated Persons of the Trust	Other Business Experience and Other Directorships Held
Non-Interested Trustees
Kevin T. Kogler P.O. Box 387 San Francisco, CA 94104 (2/21/66)	Trustee and Audit Committee Member	Trustee since June 2011	President & CEO, MicroBiz LLC, since 2012; President, CAM Commerce Solutions LLC 2010-2012; Principal, Robertson Piper Software Group, 2006-2012	Trustee, Shelton Funds, since 2006, 12 portfolios overseen
Experience in investment banking, and technology industry; M.B.A.; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003-2006; Director, Technology Investment Banking, Salomon Smith Barney, 2001-2003; Vice President, Technology Investment Banking, CS First Boston / Donaldson Lufkin & Jenrette, 1997-2001.

James W. Miller, Jr. P.O. Box 387 San Francisco, CA 94104 (5/28/66)	Trustee	Trustee since June 2011	Director, RREEF, since prior to 2007	Trustee, Shelton Funds, since 2001, 12 portfolios overseen
Experience in real estate in both law and business; J.D.; Executive Vice President, Jones Lang LaSalle Americas, Inc., 1999-2006; Associate, Orrick Herrington & Sutcliffe LLP (law firm), 1996-1999; Associate, Gordon & Rees LLP (law firm), 1992-1993

Steven H. Sutro P.O. Box 387 San Francisco, CA 94104 (4/9/69)	Trustee and Audit Committee Member	Trustee since June 2011	Partner, Duane Morris LLP (law firm), since prior to 2007	Trustee, Shelton Funds, since 2006, 12 portfolios overseen	Experience in law and securities regulations; J.D; Associate, Duane Morris LLP (law firm), 2000-2002; Associate, Hancock Rothert & Bunshoft LLP (law firm), 1994-1999
Interested Trustee
Stephen R. Rogers P.O. Box 387 San Francisco, CA 94104 (6/27/66)	Trustee, President	President, Chairman since June 2011	Chief Executive Officer, Shelton Capital Management since prior to 2006; Portfolio Manager and President of the Shelton Funds, since prior to 2007	President, Chairman & Trustee, Shelton Funds, since 1998	Chief Executive Officer, ETS Spreads since 2008
Officers
Teresa K. Axelson P.O. Box 387 San Francisco, CA 94104 (12/4/47)	Chief Compliance Officer, Secretary	Chief Compliance Officer since November 2011; Secretary August 2012	Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Accounts, Inc., since prior to 2007	Chief Compliance Officer since November 2011, Shelton Capital Management	N/A
William Mock P.O. Box 387 San Francisco, CA 94104 (12/29/66)	Treasurer	Treasurer since June 2011	Portfolio Manager, Shelton Capital Management, since 2010	Treasurer, Shelton Funds, since 2010	Head Trader, TKI Capital Management 2003-2006

Shelton Greater China Fund Board Approval of the Investment Advisory Agreements (Unaudited) June 30, 2013

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreement dated June 12, 2010 between Shelton Greater China Fund and CCM Partners D/B/A Shelton Capital Management (the “Investment Advisory Agreement”), with respect to the Fund. At a meeting held in-person on February 14, 2013, the Board, including a majority of the Independent Trustees on behalf of the Shelton Greater China Fund (the “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to the Fund with CCM Partners D/B/A Shelton Capital Management (“SCM”) for an additional one-year period ending March 31, 2014.

Prior to the meeting, the Independent Trustees requested information from SCM. This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on the Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the Fund. In addition, the Board requests and reviews supplementary information that includes materials regarding the Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Fund and financial and profitability information regarding CCM (the principal business activity of which is managing the Fund), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to the Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreement both with SCM representatives and in a private session with independent legal counsel at which representatives of SCM were not present. In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Fund.

Other Services. The Board considered, in connection with the performance of its investment management services to the Fund, the following: SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Fund under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered the Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for the Fund, as applicable. In assessing performance of the Fund, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmark as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard was that the Shelton Greater China Fund’s performance was in the third quartile over the 1 and 3-year periods, the fourth quartile for the 5-year period and the bottom quartile for the10-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the Fund and SCM articulated a strategy for improving performance of the Fund. The Board ultimately concluded that SCM’s performance record in managing the Fund was satisfactory supporting the determination that SCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of the Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of the Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of the Fund in comparison to the advisory fees and other fees and expenses of other funds in the Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted the voluntary advisory fee limitation that SCM had put into effect with respect to the Fund.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Fund, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by SCM as a result of the reduction in assets under management in recent years due to market events. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Fund require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Fund. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on the Fund so that the Fund does not exceed its respective specified operating expense limitations, and that SCM has imposed a voluntary fee limitation. Such voluntary fee limitation may be decreased or eliminated by SCM upon approval of the Board. The Board also considered that SCM does not receive substantial indirect benefits from managing the Funds

Shelton Greater China Fund Board Approval of the Investment Advisory Agreements (Unaudited) (Continued) June 30, 2013

(one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 14, 2013 meeting and throughout the year, the Board concluded that the Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half- year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics not applicable for semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended (“SOX”), are filed as Exhibit 12(a)(2) to this Form N-CSR.
(b)
Certifications required by Rule 30a-2(b) under the 1940 Act, Section 906 of SOX, Rule 13a-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: August 21, 2013

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: August 21, 2013